Non-Current Assets or Groups of Assets for Disposal Classified as Held for Sale or Held for Distribution to Owners - Additional Information (Detail) $ in Thousands, S/ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Feb. 07, 2017 CLP ($)	Mar. 31, 2016 CLP ($)	Mar. 31, 2016 PEN (S/)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)
Disclosure Of Noncurrent Assets And Disposal Groups And Liabilities Associated Held For Sale Or Distribution To Owners [Line Items]
Investments accounted for using the equity method				$ 12,707,221	$ 18,738,198		$ 45,716,371
Obligation to pay taxes				$ 112,099,519	83,216,935		76,655,819
Peru [Member]
Disclosure Of Noncurrent Assets And Disposal Groups And Liabilities Associated Held For Sale Or Distribution To Owners [Line Items]
Obligation to pay taxes		$ 116,053,255	S/ 577
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Noncurrent Assets And Disposal Groups And Liabilities Associated Held For Sale Or Distribution To Owners [Line Items]
Ownership				51.00%
Impairment loss								$ 69,066,857
Investments accounted for using the equity method				$ 4,205,232	$ 6,441,166		6,280,293
Electrogas S.A. [Member]
Disclosure Of Noncurrent Assets And Disposal Groups And Liabilities Associated Held For Sale Or Distribution To Owners [Line Items]
Percentage of ownership interest disposed					42.50%	42.50%
Amount of sale of subsidiary						$ 180
Investments accounted for using the equity method					$ 12,993,008		$ 12,042,873
Amounts received for the sale of subsidiaries	$ 115,582,806			115,582,806
Gains on sale of investment	$ 105,311,912			$ 105,311,912